Long term debt - Summary of Long-term Debt (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Long-term debt	$ 44,926	$ 41,517
Less: current portion	(17,688)
Long-term debt	$ 27,238	$ 41,517